Legacy Class and Institutional Class [Member] Investment Risks - Legacy Class and Institutional Class - MERIDIAN GROWTH FUND	Jun. 30, 2026
Small and Medium Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small and Medium Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of small- and mid‑capitalization and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and generally have a smaller market for their shares than do large capitalization companies.

Large Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Company Risk — Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large‑cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Growth Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Growth Securities Risk — Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Investment Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Strategy Risk — The Investment Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective of long-term growth of capital. There is no assurance that the Investment Adviser’s investment strategies or securities selection method will achieve that investment objective.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. As a result, the value of your investment in the Fund may be more or less than your purchase price.

Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk — The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Sector Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Concentration Risk — The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period. The Fund anticipates it will typically invest a significant portion of its assets in industrials sector and the health care sector, therefore, the Fund’s performance could be negatively impacted by events affecting these sectors.

Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Industrials Sector Risk — The industrials sector may be adversely affected by, among other things, changes in the supply of and demand for products and services, product obsolescence, international political and economic developments, claims for environmental damage or product liability, tax policies, government regulation, and general economic conditions.

Healthcare Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Healthcare Sector Risk — The Fund anticipates it will typically invest a significant portion of its assets in the healthcare sector and, therefore, the Fund’s performance could be negatively impacted by events affecting the healthcare sector. The health care sector is subject to extensive government regulation and its profitability can be adversely affected by, among other things, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, and increased emphasis on the delivery of healthcare through outpatient services.

Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk — Investments in foreign securities, including in the securities of companies located in emerging markets, may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. In addition, emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes are also a risk related to foreign investments.

Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk — Equity securities fluctuate in price and value in response to many factors including historical and prospective earnings of the issuer and its financial condition, the value of its assets, general economic conditions, interest rates, investors’ perceptions, market liquidity, natural disasters and the spread of infectious disease or other public health issues.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.